Equity - contributed equity	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Equity - contributed equity
Note 18. Equity - contributed equity

	Consolidated
	2022	2021	2022	2021
	Shares	Shares	$	$

Ordinary shares - fully paid	138,755,376	132,012,209	84,480,249	80,290,062

Movements in ordinary share
capital

Details	Date	Shares	Issue price	$

Balance	1 July 2020	94,598,369		48,781,214
Issued on conversion of options	28 August 2020	25,000	$0.4930	12,313
Institutional placement under ANREO	12 October 2020	20,525,820	$0.8000	16,420,656
Retail placement under ANREO	26 October 2020	11,017,075	$0.8000	8,813,660
Issued on conversion of options	2 March 2021	391,500	$0.6350	248,661
Issued on conversion of options	15 March 2021	25,000	$0.4930	12,313
Share placement	28 April 2021	3,037,580	$1.4070	4,274,633
Issued on achievement of milestone	21 May 2021	2,391,865	$1.4210	3,400,000
Less: share issue transaction costs		—	$0.0000	(1,673,388)

Balance	30 June 2021	132,012,209		80,290,062

Issued on conversion of options	15 December 2021	25,000	$0.6680	16,700
Conversion of Triaxial Convertible Note	5 May 2022	1,855,357	$0.2500	464,000
ATM issue of shares No. 1	24 May 2022	10,000	$0.8260	8,256
ATM issue of shares No. 2	2 June 2022	10,000	$0.8020	8,025
ATM issue of shares No. 3	6 June 2022	88,710	$0.8370	74,258
ATM issue of shares No. 4	9 June 2022	603,500	$0.8400	507,035
ATM issue of shares No. 5	14 June 2022	75,940	$0.8240	62,583
ATM issue of shares No. 6	15 June 2022	2,000	$0.8300	1,661
ATM issue of shares No. 7	20 June 2022	4,072,660	$0.8690	3,540,403
Less: share issue transaction costs		—	$0.0000	(492,734)

Balance	30 June 2022	138,755,376		84,480,249

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Share
buy-back
There is no current
on-market
share
buy-back.
Capital risk management
The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.
Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.
The capital structure of the consolidated entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the consolidated entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.
The capital risk management policy remains unchanged from the prior year.